Condensed Statement of Cash Flows (Unaudited) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net loss	$ (2,000)	$ (4,082,000)	$ (11,912,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned on the Trust Account		(19,000)	(79,000)
Cost of warrant issuance included in financing activities			(390,000)
Change in fair value of warrant liability		2,646,000	(10,571,000)
Changes in operating assets and liabilities:
Increase in prepaid expenses and other assets		(9,000)	(184,000)
Increase in accounts payable and accrued liabilities	12,000	749,000	677,000
Increase in accrued income and franchise taxes and rounding		(34,000)	83,000
Net cash (used in) provided by operating activities	10,000	(749,000)	(454,000)
Cash flows from investing activities: Cash deposited in Trust Account			(172,500,000)
Cash flows from financing activities:
Proceeds from sale of stock to Sponsor	25,000		30,000
Proceeds from Note payable to Sponsor	7,000		47,000
Proceeds from sale of Public Offering Units			172,500,000
Proceeds from sale of Private Placement Warrants			5,700,000
Payment of underwriting discounts			(3,450,000)
Payment of offering costs	(42,000)		(498,000)
Payment of Note payable to Sponsor			(47,000)
Net cash provided by financing activities	(10,000)		174,282,000
Net increase in cash		(749,000)	1,328,000
Cash at beginning of period		1,328,000
Cash at end of period		579,000	1,328,000
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation			6,038,000
Class A common stock subject to possible redemption – initial value			152,368,000
Initial classification of warrant liability			10,948,000
Offering costs included in accounts payable and accrued liabilities	$ 10,000
Change in value of Class A common stock subject to redemption		$ 4,082,000	$ (11,594,000)